UNAUDITED CONDENSED CONSOLIDATED INTERIM STATEMENT OF CASH FLOWS - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
NET CASH FLOW FROM OPERATING ACTIVITIES
Net income	$ 306.9	$ 61.3
Adjustments for:
Depreciation and amortization	277.9	196.5
Impairment losses	13.1	2.5
Loss on sale of subsidiary	0.0	5.6
Share-based payment expense	27.0	16.7
Other non-cash valuation losses	0.7	6.0
Interest income	(4.4)	(6.3)
Interest expense	77.6	154.9
Foreign currency exchange (gains)/losses, net & other finance costs	(16.5)	24.0
Loss on debt extinguishment	0.0	14.3
Income tax expense	110.2	29.0
Changes in:
Inventories	(410.5)	(239.0)
Accounts receivables	(195.7)	(69.5)
Prepaid expenses and other assets	(16.0)	(48.1)
Accounts payables	(13.2)	50.3
Other liabilities	180.4	101.5
Cash generated from operating activities	337.5	299.7
Interest paid	(82.9)	(159.9)
Interest received	7.9	6.6
Income taxes paid	(158.1)	(128.5)
Net cash flows from operating activities	104.4	17.9
NET CASH FLOW FROM INVESTING ACTIVITIES
Proceeds from sale of subsidiary	0.0	15.5
Acquisition of business	(40.6)	0.0
Acquisition of property, plant and equipment	(141.8)	(157.0)
Acquisition of intangible assets	(53.9)	(27.9)
Proceeds from sale of property, plant and equipment	0.0	0.9
Acquisition of right-of-use assets	(7.0)	(10.4)
Net cash flows used in investing activities	(243.3)	(178.9)
NET CASH FLOW FROM FINANCING ACTIVITIES
Proceeds from short-term borrowings from financial institutions	425.0	235.4
Repayments of short-term borrowings from financial institutions	(306.5)	(176.1)
Net proceeds from/(repayments of) revolving credit facilities	92.5	(159.2)
Proceeds from long-term borrowings from financial institutions	0.0	2,027.3
Repayments of long-term borrowings from financial institutions	0.0	(1,896.8)
Repayments of long-term borrowings from related parties	0.0	(1,460.5)
Proceeds from share issuance	0.0	1,514.8
Proceeds from exercise of share options	25.0	2.4
Payments of lease liabilities	(98.2)	(78.3)
Payments of debt issuance costs	(0.6)	(8.7)
Settlements of forward contracts and balance sheet hedges	(22.4)	(25.2)
Release of derivative contract collateral	3.2	18.5
Other financing items	(3.7)	(7.9)
Net cash flows from/(used in) financing activities	114.3	(14.3)
CHANGE IN CASH AND CASH EQUIVALENTS	(24.6)	(175.3)
Cash and cash equivalents
Cash and cash equivalents at period end	353.3	312.0
Translation differences	32.5	3.9
Cash and cash equivalents at the beginning of the period	345.4	483.4
NON-CASH INVESTING ACTIVITIES
Capital expenditures in accounts payable	(24.7)	(1.2)
Contingent consideration in other current liabilities	20.0	0.0
NON-CASH FINANCING ACTIVITIES
Equitization of related party loans and interest	$ 0.0	$ 2,562.0